Seward & Kissel LLP

901 K Street, N.W.

Suite 800

Washington, DC 20001

Telephone: (202) 737-8833

Facsimile: (202) 737-5184

August 14, 2018

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	AB Bond Fund, Inc.
- AB FlexFee International Bond Portfolio (the “Portfolio”)
File Nos. 2-48227 and 811-02383

Dear Sir or Madam:

Pursuant to Rule 485(a) under the Securities Act of 1933, we are filing Post-Effective Amendment No. 177 (“PEA No. 177”) under the Securities Act of 1933 (the “1933 Act”) and Amendment No. 155 under the Investment Company Act of 1940 to the Registration Statement on Form N-1A of AB Bond Fund, Inc. (the “Registrant”), with respect to the Portfolio. We are making this filing solely for the purpose of adding prospectus disclosure showing the performance of the similarly managed accounts of the Adviser.

We respectfully request selective review of PEA No. 177. We note that disclosure other than that described above contained in the Portfolio’s prospectus and statement of additional information is substantially the same as that in Post-Effective Amendment No. 156 for the Registrant, with respect to the Portfolio, which was filed on December 29, 2016 (Accession No. 0000919574-16-017341) pursuant to Rule 485(a) of the 1933 Act and reviewed by the staff of the Securities and Exchange Commission.

Please direct any comments or questions to Paul M. Miller or the undersigned at (202) 737-8833.

Sincerely,

/s/ Lancelot A. King
Lancelot A. King

Attachment

cc: Paul M. Miller